Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002

Dear Shareholder:

During the six-month period ended January 31, 2002, the U.S. economy experienced its first recession since 1990 and underwent an extension of the stock-market decline begun earlier. The September 11 terrorist attacks exacerbated the decline in economic activity and created a low point from which the economy could potentially rebound. It now appears that the economy and the equity markets may have bottomed in the fall of 2001.

The recession of 2001 was an unusual one along several lines. First, it was led by a downturn in business spending. Investment-led declines have occurred only once before in the postwar era. Also unusual was the fact that consumer spending on such durable goods as housing and autos remained relatively robust -- something that has not occurred in previous recessions.

We believe that the forces behind the 2001 recession will continue to serve as headwinds for the economy in the years ahead. Beginning in 1995, consumers and corporations began to accelerate their spending beyond their cash flow and income levels. In order to finance this spending both groups borrowed heavily, raising their debt levels to all-time highs. Spending ran so strong, for so long, that there is not likely to be much pent-up demand now for an extended period. It will also take time for individuals and corporations to reduce their indebtedness to more normal levels. Corporate excess spending was spurred by a desire to raise productivity and attain technological parity with the proliferation of Internet companies that made their appearance in the second half of the decade. The ramping up in consumer spending was encouraged by an extended period of high employment and strong growth in net worth resulting from investment gains in real estate and financial portfolios.

Performance and Portfolio Strategy

For the six-month period ended January 31, 2002, Morgan Stanley Aggressive Equity Fund's Class A, B, C and D shares returned -5.27 percent, -5.59 percent, -5.59 percent and -5.14 percent, respectively. During the same period the Standard & Poor's 500 Index (S&P 500)* returned -6.01 percent, while the Nasdaq composite index returned -4.59 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 continued

The Fund was positioned away from economically sensitive groups, because we believed these sectors would lag in terms of relative earnings performance if and when the economy entered a recession. Historically this has been the case. During this cycle, basic commodities and capital goods stocks underperformed technology, telecom and media issues for so long that the sectors became quite undervalued as economic activity began to slide. As a result, while their earnings declined substantially, the stocks actually outperformed the market.

For the first time in any postwar recession, consumer spending on durable goods did not decline. Instead, consumer spending in this area remained steadfast despite record high debt levels and low savings. Even a ratcheting up in unemployment did not deter spending. As a result, the consumer cyclical area uncharacteristically led both the economy and stock-market performance. We did not anticipate this unusual and rare development and therefore were underweighted in this leading sector.

Looking Ahead

Recent economic evidence suggests that the recession is ending and recovery beginning. The challenge now becomes that of assessing how much vigor the recovery will have. In our estimation, the economic rebound will be less than that of prior recoveries, because of the continued headwinds facing the economy. It is true that very strong fiscal and monetary stimuli have been applied to the economy and that together these have caused the economy to bottom sooner than expected and will perhaps lead to better than expected vibrancy in the first half of 2002. These stimuli together with an anticipated swing in inventories from liquidation to accumulation, plus strong government spending, should spur growth early in the year.

During the second half of the year, however, we believe that the effects of the monetary stimuli will begin to wane and the extended position of consumers and difficult earnings comparisons will weigh on consumer cyclical earnings. By the second half of the year, it may become more apparent that excess corporate manufacturing capacity and an influx of relatively new capital stock will restrain a material capital spending recovery until 2003.

Regarding the stock market, there are positives and negatives. The good news is that the economy has apparently bottomed and earnings comparisons are the easiest to make in fifty years. However, while stocks have seemingly bottomed, valuations remain near record levels relative to very depressed earnings. As we enter 2002, stocks are overvalued only modestly relative to interest rates. As a result, we believe that stock returns are likely to be just average or less than that. At

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 continued

the same time, fixed-income instruments, with their very low current yields, are unlikely to provide much competition.

We believe that close attention to absolute and relative valuation analysis will be key in 2002, given our view that the stock market has bottomed at higher than average valuations. We also consider that identifying earnings opportunities relating to economic, industry or company-specific situations will also be a necessary strategy. As a general guide in the first half of the year, we plan to focus our selections on sectors that are more sensitive economically in light of an expected economic rebound. Areas of emphasis may include technology, transportation and basic materials. Because we believe that it will become apparent later in the year that the economic recovery will be sub par, we will also maintain exposure to select stable-growth areas like drugs, health-care services, medical devices and consumer and business services. As always, portfolio positions will be reviewed as valuations or earnings outlooks change.

We appreciate your continuing support of Morgan Stanley Aggressive Equity Fund and look forward to serving your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Aggressive Equity Fund
FUND PERFORMANCE - JANUARY 31, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 1/31/02
-------------------------
1 Year                     (25.48)%(1) (29.40)%(2)
Since Inception (2/24/99)    1.18 %(1)  (0.66)%(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 1/31/02
-------------------------
1 Year                     (26.07)%(1) (29.76)%(2)
Since Inception (2/24/99)    0.40 %(1)  (0.51)%(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 1/31/02
-------------------------
1 Year                     (26.07)%(1) (26.81)%(2)
Since Inception (2/24/99)    0.40 %(1)   0.40 %(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 1/31/02
-------------------------
1 Year                     (25.36)%(1)
Since Inception (2/24/99)    1.39 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.3%)
              Advertising/Marketing
              Services (0.1%)
     9,800    Omnicom Group, Inc. .....  $    856,226
                                         ------------
              Aerospace & Defense
              (4.5%)
    47,700    Alliant Techsystems,
               Inc. ...................     4,245,300
    55,400    EDO Corp. ...............     1,442,616
    50,300    L-3 Communications
               Holdings, Inc. .........     5,156,756
   201,000    Lockheed Martin Corp. ...    10,646,970
    44,600    Northrop Grumman
               Corp. ..................     4,977,806
   224,100    Raytheon Co. ............     8,576,307
    88,500    Titan Corp. (The)........     1,977,090
                                         ------------
                                           37,022,845
                                         ------------
              Air Freight/Couriers
              (0.9%)
   133,000    FedEx Corp. .............     7,122,150
                                         ------------
              Aluminum (0.7%)
    43,600    Alcan Inc. (Canada)......     1,694,296
   118,300    Alcoa, Inc. .............     4,241,055
                                         ------------
                                            5,935,351
                                         ------------
              Apparel/Footwear (0.9%)
    69,100    Coach, Inc. .............     3,188,965
    34,700    Nike, Inc. (Class B).....     2,078,877
    84,800    Reebok International
               Ltd. ...................     2,511,776
                                         ------------
                                            7,779,618
                                         ------------
              Apparel/Footwear Retail
              (2.5%)
    73,000    Abercrombie & Fitch Co.
               (Class A)...............     1,938,150
    62,100    American Eagle
               Outfitters, Inc. .......     1,579,824
    46,800    AnnTaylor Stores
               Corp. ..................     1,813,500
    40,500    Chico's FAS, Inc. .......     1,212,975
    47,600    Hot Topic, Inc. .........     1,596,028
   212,514    Industria de Diseno
               Textil, S.A. (Spain)....     4,037,470

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   107,200    Intimate Brands, Inc. ...  $  1,956,400
   102,000    Nordstrom, Inc. .........     2,580,600
    89,200    TJX Companies, Inc.
               (The)...................     3,687,528
                                         ------------
                                           20,402,475
                                         ------------
              Auto Parts: O.E.M. (0.4%)
    66,600    American Axle &
               Manufacturing Holdings,
               Inc. ...................     1,798,200
   120,100    Delphi Automotive Systems
               Corp. ..................     1,716,229
                                         ------------
                                            3,514,429
                                         ------------
              Beverages: Alcoholic
              (0.7%)
   129,200    Anheuser-Busch Companies,
               Inc. ...................     6,107,284
                                         ------------
              Biotechnology (3.3%)
    63,000    Genzyme Corp. (General
               Division)...............     2,873,430
    65,100    Gilead Sciences, Inc. ...     4,258,191
    79,500    IDEC Pharmaceuticals
               Corp. ..................     4,727,070
    33,300    InterMune Inc. ..........     1,415,250
   141,395    MedImmune, Inc. .........     5,990,906
    51,000    Myriad Genetics, Inc. ...     2,162,400
    76,900    Neurocrine Biosciences,
               Inc. ...................     3,199,809
    70,800    NPS Pharmaceuticals,
               Inc. ...................     2,124,000
                                         ------------
                                           26,751,056
                                         ------------
              Broadcasting (1.4%)
    27,400    Clear Channel
               Communications, Inc. ...     1,261,496
    88,700    Univision Communications,
               Inc. (Class A)..........     3,102,726
   238,300    USA Networks, Inc. ......     6,812,997
                                         ------------
                                           11,177,219
                                         ------------
              Cable/Satellite TV (0.5%)
    61,900    Cablevision Systems New
               York Group (Class A)....     2,618,370
    48,800    Comcast Corp. (Class A
               Special)................     1,733,864
                                         ------------
                                            4,352,234
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Chemicals: Major
              Diversified (0.2%)
    40,700    Eastman Chemical Co. ....  $  1,634,512
                                         ------------
              Chemicals: Specialty
              (0.6%)
    17,800    Air Products & Chemicals,
               Inc. ...................       823,250
   101,200    Georgia Gulf Corp. ......     2,013,880
   134,400    Olin Corp. ..............     1,934,016
                                         ------------
                                            4,771,146
                                         ------------
              Computer Communications
              (2.8%)
   147,300    Brocade Communications
               Systems, Inc. ..........     5,361,720
   651,200    Cisco Systems, Inc. .....    12,880,736
    80,200    Emulex Corp. ............     3,690,002
    31,400    McDATA Corp. (Class A)...       778,720
                                         ------------
                                           22,711,178
                                         ------------
              Computer Peripherals
              (0.8%)
    57,200    Advanced Digital
               Information Corp. ......       958,100
    56,700    ATI Technologies Inc.
               (Canada)................       773,388
    56,100    Network Appliance,
               Inc. ...................     1,006,995
    21,600    QLogic Corp. ............     1,056,888
   118,400    Storage Technology
               Corp. ..................     2,897,248
                                         ------------
                                            6,692,619
                                         ------------
              Computer Processing
              Hardware (1.8%)
   181,300    Compaq Computer Corp. ...     2,239,055
   154,000    Dell Computer Corp. .....     4,227,300
    74,100    International Business
               Machines Corp. .........     7,994,649
                                         ------------
                                           14,461,004
                                         ------------
              Containers/Packaging
              (0.4%)
   116,000    Pactiv Corp. ............     2,088,000
    30,700    Sonoco Products Co. .....       815,085
                                         ------------
                                            2,903,085
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Contract Drilling (0.5%)
    73,200    ENSCO International
               Inc. ...................  $  1,742,160
    96,500    GlobalSantaFe Corp. .....     2,740,600
                                         ------------
                                            4,482,760
                                         ------------
              Data Processing Services
              (2.4%)
    79,400    Bisys Group, Inc.
               (The)...................     4,888,658
    54,000    Concord EFS, Inc. .......     1,574,100
   130,600    First Data Corp. ........    10,804,538
    57,700    Fiserv, Inc. ............     2,448,788
                                         ------------
                                           19,716,084
                                         ------------
              Department Stores (0.2%)
    38,900    Federated Department
               Stores, Inc. ...........     1,619,018
                                         ------------
              Discount Stores (3.1%)
    61,700    Costco Wholesale
               Corp. ..................     2,838,200
    51,100    Family Dollar Stores,
               Inc. ...................     1,723,603
   101,900    Target Corp. ............     4,525,379
   270,300    Wal-Mart Stores, Inc. ...    16,212,594
                                         ------------
                                           25,299,776
                                         ------------
              Electrical Products
              (0.3%)
    82,000    02Micro International
               Ltd. (Cayman Islands)...     1,982,760
    14,500    Emerson Electric Co. ....       840,130
                                         ------------
                                            2,822,890
                                         ------------
              Electronic Components
              (0.2%)
    60,400    Flextronics
               International, Ltd.
               (Singapore).............     1,340,880
                                         ------------
              Electronic Distributors
              (0.3%)
    44,100    Tech Data Corp. .........     2,227,932
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Production
              Equipment (0.6%)
    29,400    Celestica, Inc. .........  $  1,240,680
    23,400    KLA-Tencor Corp. ........     1,340,352
    20,500    Photon Dynamics, Inc. ...       822,870
    38,900    Photronics, Inc. ........     1,353,331
                                         ------------
                                            4,757,233
                                         ------------
              Electronics/Appliance
              Stores (1.2%)
    36,300    Best Buy Co., Inc. ......     2,686,200
   225,600    Circuit City Stores,
               Inc.-Circuit City
               Group...................     6,731,904
                                         ------------
                                            9,418,104
                                         ------------
              Environmental Services
              (0.4%)
   108,400    Waste Management,
               Inc. ...................     3,124,088
                                         ------------
              Finance/Rental/Leasing
              (1.9%)
    45,000    Fannie Mae...............     3,642,750
   100,200    Freddie Mac..............     6,725,424
    50,900    Ryder System, Inc. ......     1,271,482
    47,200    USA Education Inc. ......     4,248,000
                                         ------------
                                           15,887,656
                                         ------------
              Financial Conglomerates
              (2.8%)
   381,566    Citigroup, Inc.* **......    18,086,228
    73,300    Prudential Financial,
               Inc. ...................     2,275,965
    45,400    State Street Corp. ......     2,441,612
                                         ------------
                                           22,803,805
                                         ------------
              Food Retail (0.2%)
    42,100    Whole Foods Market,
               Inc. ...................     1,801,880
                                         ------------
              Food: Major Diversified
              (1.5%)
    16,600    General Mills, Inc. .....       822,530
   141,500    Kraft Foods Inc.
              (Class A)................     5,243,990
   123,200    PepsiCo, Inc. ...........     6,171,088
                                         ------------
                                           12,237,608
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Food: Meat/Fish/ Dairy
              (1.0%)
    64,200    Dean Foods Co. ..........  $  4,198,680
   112,900    Dreyer's Grand Ice Cream,
               Inc. ...................     4,357,940
                                         ------------
                                            8,556,620
                                         ------------
              Food: Specialty/ Candy
              (0.1%)
    11,000    Hershey Foods Corp. .....       774,070
                                         ------------
              Forest Products (0.3%)
    42,700    Weyerhaeuser Co. ........     2,490,264
                                         ------------
              Home Building (0.3%)
    18,300    D.R. Horton, Inc. .......       685,152
    47,800    KB HOME..................     2,058,268
                                         ------------
                                            2,743,420
                                         ------------
              Home Improvement Chains
              (0.5%)
    84,200    Home Depot, Inc. (The)...     4,217,578
                                         ------------
              Hospital/Nursing
              Management (2.4%)
   165,200    HCA Inc. ................     7,021,000
   251,400    Health Management
               Associates, Inc.
               (Class A)...............     4,884,702
   127,600    Tenet Healthcare
               Corp. ..................     8,139,604
                                         ------------
                                           20,045,306
                                         ------------
              Hotels/Resorts/
              Cruiselines (0.3%)
    62,700    Marriott International,
               Inc. (Class A)..........     2,556,906
                                         ------------
              Household/Personal Care
              (0.7%)
    98,700    International Flavors &
               Fragrances, Inc. .......     2,969,883
    31,800    Procter & Gamble Co.
               (The)...................     2,597,424
                                         ------------
                                            5,567,307
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Industrial Conglomerates
              (1.0%)
   108,400    General Electric Co. ....  $  4,027,060
    11,700    Minnesota Mining &
               Manufacturing Co. ......     1,296,360
    42,800    United Technologies
               Corp. ..................     2,941,644
                                         ------------
                                            8,265,064
                                         ------------
              Industrial Machinery
              (0.4%)
    21,600    Illinois Tool Works
               Inc. ...................     1,541,808
    34,000    Parker-Hannifin Corp. ...     1,667,360
                                         ------------
                                            3,209,168
                                         ------------
              Industrial Specialties
              (0.6%)
    62,500    Ecolab, Inc. ............     2,674,375
   127,200    RPM, Inc. ...............     1,877,472
                                         ------------
                                            4,551,847
                                         ------------
              Information Technology
              Services (0.7%)
    83,600    Accenture Ltd. (Class A)
               (Bermuda)...............     2,155,208
    98,500    PeopleSoft, Inc. ........     3,200,265
    29,400    Tier Technologies, Inc.
               (Class B)...............       543,900
                                         ------------
                                            5,899,373
                                         ------------
              Insurance Brokers/
              Services (0.2%)
    46,600    Gallagher (Arthur J.) &
               Co. ....................     1,537,800
                                         ------------
              Integrated Oil (0.3%)
    27,500    ChevronTexaco Corp. .....     2,304,500
                                         ------------
              Internet Software/
              Services (2.3%)
    78,100    BEA Systems, Inc. .......     1,415,953
    61,600    Business Objects S.A.
               (ADR) (France)..........     2,482,480
   149,200    F5 Networks, Inc. .......     3,488,296
   116,300    Internet Security
               Systems, Inc. ..........     4,758,996

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
    81,600    PEC Solutions, Inc. .....  $  2,150,160
    68,600    Siebel Systems, Inc. ....     2,427,754
   101,000    Yahoo! Inc. .............     1,741,240
                                         ------------
                                           18,464,879
                                         ------------
              Investment Banks/ Brokers
              (1.3%)
    28,500    Goldman Sachs Group, Inc.
               (The)...................     2,478,930
    51,300    Lehman Brothers Holdings,
               Inc. ...................     3,322,701
    88,400    Merrill Lynch & Co.,
               Inc. ...................     4,506,632
                                         ------------
                                           10,308,263
                                         ------------
              Investment Managers
              (0.6%)
    39,800    Affiliated Managers
               Group, Inc. ............     2,737,444
    67,000    Federated Investors, Inc.
               (Class B)...............     2,143,330
                                         ------------
                                            4,880,774
                                         ------------
              Major Banks (2.6%)
   115,800    Bank of America Corp. ...     7,298,874
    41,500    Bank One Corp. ..........     1,556,250
    57,400    Comerica, Inc. ..........     3,231,046
    59,900    FleetBoston Financial
               Corp. ..................     2,013,838
   160,900    Wells Fargo & Co. .......     7,464,151
                                         ------------
                                           21,564,159
                                         ------------
              Major Telecommunications
              (0.5%)
    52,200    BellSouth Corp. .........     2,088,000
    41,100    Verizon Communications
               Inc. ...................     1,904,985
                                         ------------
                                            3,992,985
                                         ------------
              Media Conglomerates
              (0.1%)
    25,000    Viacom, Inc. (Class B)...       999,750
                                         ------------
              Medical Distributors
              (0.7%)
    42,900    Andrx Group..............     2,519,946
    23,600    Cardinal Health, Inc. ...     1,555,476
    41,300    McKesson HBOC, Inc. .....     1,590,050
                                         ------------
                                            5,665,472
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Specialties
              (4.6%)
   188,500    Baxter International,
               Inc. ...................  $ 10,523,955
   136,800    Boston Scientific
               Corp. ..................     3,073,896
    35,400    Digene Corp. ............       872,256
   158,900    Guidant Corp. ...........     7,635,145
   117,500    Medtronic, Inc. .........     5,789,225
    47,300    St. Jude Medical,
               Inc. ...................     3,750,890
    92,500    Varian Medical Systems,
               Inc. ...................     3,644,500
    83,590    Zimmer Holdings, Inc. ...     2,719,183
                                         ------------
                                           38,009,050
                                         ------------
              Miscellaneous Commercial
              Services (0.2%)
    39,700    Sabre Holdings Corp. ....     1,773,796
                                         ------------
              Movies/Entertainment
              (0.3%)
   105,400    Fox Entertainment Group,
               Inc. (Class A)..........     2,218,670
                                         ------------
              Multi-Line Insurance
              (0.4%)
    46,700    American International
               Group Inc. .............     3,462,805
                                         ------------
              Oilfield Services/
              Equipment (1.6%)
   118,200    Baker Hughes Inc. .......     4,160,640
    50,700    Schlumberger Ltd. .......     2,858,973
    35,800    Smith International,
               Inc. ...................     1,970,790
    97,200    Weatherford
               International, Inc. ....     3,741,228
                                         ------------
                                           12,731,631
                                         ------------
              Other Consumer Services
              (0.4%)
    91,000    Weight Watchers
               International, Inc. ....     3,526,250
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Packaged Software (5.8%)
    31,800    Cognos, Inc. (Canada)....  $    838,248
    49,500    Computer Associates
               International, Inc. ....     1,705,770
   112,900    Legato Systems, Inc. ....     1,580,600
   111,100    Mercury Interactive
               Corp. ..................     4,232,910
   346,000    Microsoft Corp.* **......    22,043,660
   282,800    Network Associates,
               Inc. ...................     8,481,172
    19,150    SAP AG (Germany).........     2,663,325
    38,900    Symantec Corp. ..........     3,059,874
    70,200    VERITAS Software
               Corp. ..................     2,987,010
                                         ------------
                                           47,592,569
                                         ------------
              Pharmaceuticals: Major
              (4.6%)
   104,200    Abbott Laboratories......     6,012,340
   211,100    American Home Products
               Corp. ..................    13,649,726
   371,000    Pfizer, Inc. ............    15,459,570
    66,100    Pharmacia Corp. .........     2,677,050
                                         ------------
                                           37,798,686
                                         ------------
              Pharmaceuticals: Other
              (1.4%)
    23,200    Allergan, Inc. ..........     1,548,600
    43,700    Biovail Corp. (Canada)...     2,053,026
    53,540    Forest Laboratories,
               Inc. ...................     4,438,466
    84,600    King Pharmaceuticals,
               Inc. ...................     3,079,440
                                         ------------
                                           11,119,532
                                         ------------
              Property - Casualty
              Insurers (3.5%)
     1,700    Berkshire Hathaway, Inc.
               (Class B)...............     4,170,100
    94,400    Everest Re Group, Ltd.
               (Bermuda)...............     6,485,280
    49,600    Progressive Corp.
               (The)...................     7,333,360
    42,300    RenaissanceRe Holdings
               Ltd. (Bermuda)..........     4,113,675
    74,900    XL Capital Ltd. (Class A)
               (Bermuda)...............     6,600,188
                                         ------------
                                           28,702,603
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pulp & Paper (0.7%)
    79,000    International Paper
               Co. ....................  $  3,300,620
 1,133,400    Jefferson Smurfit Group
               PLC (Ireland)...........     2,403,369
                                         ------------
                                            5,703,989
                                         ------------
              Railroads (1.7%)
   133,900    CSX Corp. ...............     5,356,000
   205,900    Norfolk Southern
               Corp. ..................     4,643,045
    67,600    Union Pacific Corp. .....     4,194,580
                                         ------------
                                           14,193,625
                                         ------------
              Recreational Products
              (1.8%)
   158,150    Activision, Inc. ........     4,156,182
   113,600    Electronic Arts Inc. ....     6,028,752
   100,100    Hasbro, Inc. ............     1,651,650
   115,700    Mattel, Inc. ............     2,198,300
    16,000    THQ, Inc. ...............       720,640
                                         ------------
                                           14,755,524
                                         ------------
              Regional Banks (2.0%)
   110,400    Compass Bancshares,
               Inc. ...................     3,193,872
   121,400    Fifth Third Bancorp......     7,678,550
    21,200    M&T Bank Corp. ..........     1,590,000
   139,300    National Commerce
               Financial Corp. ........     3,532,648
                                         ------------
                                           15,995,070
                                         ------------
              Restaurants (2.6%)
    64,000    Applebee's International,
               Inc. ...................     2,409,600
   135,500    CBRL Group, Inc. ........     4,146,300
    47,900    Cheesecake Factory, Inc.
               (The)...................     1,719,610
   150,400    Darden Restaurants,
               Inc. ...................     6,196,480
    88,100    Outback Steakhouse,
               Inc. ...................     3,268,510
    16,000    Tricon Global
               Restaurants, Inc. ......       892,800
    85,400    Wendy's International,
               Inc. ...................     2,664,480
                                         ------------
                                           21,297,780
                                         ------------
              Savings Banks (0.2%)
    54,700    Charter One Financial,
               Inc. ...................     1,628,966
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Semiconductors (4.3%)
    38,900    Genesis Microchip,
               Inc. ...................  $  2,352,283
   407,400    Intel Corp. .............    14,275,296
    69,100    Intersil Corp. (Class
               A)......................     2,053,652
    41,000    Linear Technology
               Corp. ..................     1,696,170
    75,400    Marvell Technology Group
               Ltd. (Bermuda)..........     3,026,556
   102,800    Microchip Technology
               Inc. ...................     3,874,532
    17,067    Samsung Electronics Co.,
               Ltd. (GDR) - 144A+
               (South Korea)...........     2,094,974
    95,900    Taiwan Semiconductor
               Manufacturing Co. Ltd.
               (ADR) (Taiwan)..........     1,627,423
   125,700    Texas Instruments,
               Inc. ...................     3,923,097
                                         ------------
                                           34,923,983
                                         ------------
              Services to the Health
              Industry (1.3%)
    95,700    Laboratory Corp. of
               America Holdings........     7,789,980
    37,500    Quest Diagnostics
               Inc. ...................     2,598,375
                                         ------------
                                           10,388,355
                                         ------------
              Specialty Stores (0.1%)
    26,600    Michaels Stores, Inc. ...       931,000
                                         ------------
              Steel (0.4%)
    64,700    AK Steel Holding
               Corp. ..................       891,566
    35,300    Nucor Corp. .............     2,110,940
                                         ------------
                                            3,002,506
                                         ------------
              Telecommunication
              Equipment (0.9%)
   108,400    Microtune, Inc. .........     2,338,188
   151,300    Polycom, Inc. ...........     5,292,474
                                         ------------
                                            7,630,662
                                         ------------
              Tobacco (0.2%)
    52,400    Carolina Group Tracking
               Stock...................     1,467,200
                                         ------------
              Tools/Hardware (0.4%)
    74,100    Stanley Works (The)......     3,282,630
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Trucking (1.7%)
    73,400    Heartland Express,
               Inc. ...................  $  2,572,670
    68,900    Hunt (J.B.) Transport
               Services, Inc. .........     1,914,731
    19,500    Landstar Systems,
               Inc. ...................     1,692,795
    69,400    Roadway Corp. ...........     2,786,410
   116,600    Swift Transportation Co.,
               Inc. ...................     2,866,028
    81,200    Werner Enterprises,
               Inc. ...................     2,363,732
                                         ------------
                                           14,196,366
                                         ------------
              Trucks/Construction/Farm
              Machinery (0.7%)
    97,000    Deere & Co. .............     4,265,090
    43,600    Navistar International
               Corp. ..................     1,700,836
                                         ------------
                                            5,965,926
                                         ------------
              Wholesale Distributors
              (0.5%)
   104,800    Genuine Parts Co. .......     3,722,496
                                         ------------
              Total Common Stocks
              (Cost $769,253,914)......   796,351,320
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.2%)
              Repurchase Agreement
 $   2,011    Joint repurchase
               agreement account 1.91%
               due 02/01/02 (dated
               01/31/02; proceeds
               $2,011,107) (a)
               (Cost $2,011,000).......  $  2,011,000
                                         ------------

Total Investments
(Cost $771,264,914) (b).....    97.5%     798,362,320
Other Assets in Excess of
Liabilities.................     2.5       20,124,270
                               -----     ------------
Net Assets..................   100.0%    $818,486,590
                               =====     ============

---------------------------------------------------
    ADR  American Depository Receipt.
    GDR  Global Depository Receipt.
     *   Non-income producing security.
    ** A portion of this security is segregated in connection with open futures contracts.
     +   Resale is restricted to qualified institutional investors.
    (a)  Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $49,288,691 and the aggregate gross unrealized depreciation is $22,191,285, resulting in net unrealized appreciation of $27,097,406.

Futures Contracts Open at January 31, 2002:

                           DESCRIPTION,      UNDERLYING     UNREALIZED
NUMBER OF                DELIVERY MONTH,    FACE AMOUNT    APPRECIATION/
CONTRACTS   LONG/SHORT       AND YEAR         AT VALUE     DEPRECIATION
---------   ----------   ----------------   ------------   -------------
    58         Short      S&P 500 Index
                            March/2002      $(16,390,800)   $ (182,194)
   288         Short     NASDAQ 100 Index
                            March/2002      (44,740,800)     1,756,984
                                                            ----------
            Net unrealized appreciation.................    $1,574,790
                                                            ==========

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $771,264,914).................  $  798,362,320
Receivable for:
    Investments sold.................      36,374,458
    Dividends........................         351,724
    Shares of beneficial interest
     sold............................         313,610
    Foreign withholding taxes
     reclaimed.......................          21,927
Prepaid expenses and other assets....          86,082
                                       --------------
    Total Assets.....................     835,510,121
                                       --------------
Liabilities:
Payable for:
    Investments purchased............      14,377,006
    Shares of beneficial interest
     repurchased.....................         735,472
    Distribution fee.................         677,910
    Variation margin on futures
     contracts.......................         561,650
    Investment management fee........         525,502
Accrued expenses and other
 payables............................         145,991
                                       --------------
    Total Liabilities................      17,023,531
                                       --------------
    Net Assets.......................  $  818,486,590
                                       ==============
Composition of Net Assets:
Paid-in-capital......................  $1,178,281,043
Net unrealized appreciation..........      28,670,045
Net investment loss..................      (4,539,663)
Accumulated net realized loss........    (383,924,835)
                                       --------------
    Net Assets.......................  $  818,486,590
                                       ==============
Class A Shares:
Net Assets...........................     $30,018,496
Shares Outstanding (unlimited
 authorized, $.01 par value).........       3,307,512
    Net Asset Value Per Share........           $9.08
                                       ==============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of
     net asset value)................            $9.58
                                       ===============
Class B Shares:
Net Assets...........................    $715,572,803
Shares Outstanding (unlimited
 authorized, $.01 par value).........      80,777,795
    Net Asset Value Per Share........           $8.86
                                       ==============
Class C Shares:
Net Assets...........................     $69,137,888
Shares Outstanding (unlimited
 authorized, $.01 par value).........       7,804,698
    Net Asset Value Per Share........           $8.86
                                       ==============
Class D Shares:
Net Assets...........................      $3,757,403
Shares Outstanding (unlimited
 authorized, $.01 par value).........         410,981
    Net Asset Value Per Share........           $9.14
                                       ==============

Statement of Operations
For the six months ended January 31, 2002 (unaudited)

Net Investment Loss:
Income
Dividends (net of $1,806 foreign
 withholding tax).......................  $  2,831,390
Interest................................     1,436,373
                                          ------------
    Total Income........................     4,267,763
                                          ------------
Expenses
Distribution fee (Class A shares).......        41,474
Distribution fee (Class B shares).......     3,813,385
Distribution fee (Class C shares).......       367,000
Investment management fee...............     3,275,919
Transfer agent fees and expenses........     1,057,090
Shareholder reports and notices.........        94,425
Custodian fees..........................        71,014
Registration fees.......................        47,280
Professional fees.......................        28,371
Trustees' fees and expenses.............         5,719
Other...................................         5,749
                                          ------------
    Total Expenses......................     8,807,426
                                          ------------
    Net Investment Loss.................    (4,539,663)
                                          ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
    Investments.........................   (58,813,150)
    Futures contracts...................    (3,652,383)
    Foreign exchange transactions.......          (524)
                                          ------------
    Net Loss............................   (62,466,057)
                                          ------------
Net change in unrealized
 appreciation/depreciation on:
    Investments.........................     6,398,380
    Futures contracts...................     1,574,790
    Translation of forward foreign
     currency contracts, other assets
     and liabilities denominated in
     foreign currencies.................        (1,321)
                                          ------------
    Net Appreciation....................     7,971,849
                                          ------------
    Net Loss............................   (54,494,208)
                                          ------------
Net Decrease............................  $(59,033,871)
                                          ============

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              JANUARY 31, 2002   JULY 31, 2001
                                                               --------------    --------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................   $   (4,539,663)   $  (10,847,995)
Net realized loss...........................................      (62,466,057)     (261,525,819)
Net change in unrealized appreciation.......................        7,971,849      (188,191,081)
                                                               --------------    --------------
    Net Decrease............................................      (59,033,871)     (460,564,895)
                                                               --------------    --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................         (114,705)       (6,960,623)
Class B shares..............................................       (2,747,516)     (161,687,670)
Class C shares..............................................         (266,345)      (14,962,080)
Class D shares..............................................          (14,751)         (889,697)
                                                               --------------    --------------
    Total Distributions.....................................       (3,143,317)     (184,500,070)
                                                               --------------    --------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (128,827,325)       91,044,886
                                                               --------------    --------------
    Net Decrease............................................     (191,004,513)     (554,020,079)
Net Assets:
Beginning of period.........................................    1,009,491,103     1,563,511,182
                                                               --------------    --------------
End of Period
(Including a net investment loss of $4,539,663 and $0,
respectively)...............................................   $  818,486,590    $1,009,491,103
                                                               ==============    ==============

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $33,000,000 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,300, $1,332,000 and $7,200, respectively and received approximately $24,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $1,340,468,598 and $1,510,848,076, respectively. Included in the aforementioned are purchases and sales of U.S. Government Securities of $82,894,183 and $135,143,851, respectively.

For the six months ended January 31, 2002, the Fund incurred $31,563 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $254,608 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2002, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $3,663,924.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $35,600.

5. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $304,312,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2002, the Fund had outstanding futures contracts and no outstanding forward contracts.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                       JANUARY 31, 2002                JULY 31, 2001
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      213,513   $   1,914,051     1,532,549   $  21,597,722
Reinvestment of distributions...................       12,178         110,086       526,639       6,672,522
Redeemed........................................   (1,042,424)     (9,224,536)   (2,348,547)    (30,848,133)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class A..........................     (816,733)     (7,200,399)     (289,359)     (2,577,889)
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................    2,826,619      24,889,735    17,579,918     240,482,344
Reinvestment of distributions...................      292,670       2,584,265    12,061,737     150,530,504
Redeemed........................................  (15,847,412)   (138,689,290)  (26,626,946)   (309,912,815)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class B...............  (12,728,123)   (111,215,290)    3,014,709      81,100,033
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................      419,014       3,685,417     1,712,108      22,792,305
Reinvestment of distributions...................       28,425         250,995     1,143,680      14,273,133
Redeemed........................................   (1,514,920)    (13,285,389)   (2,418,099)    (28,072,763)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class C...............   (1,067,481)     (9,348,977)      437,689       8,992,675
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................       34,897         314,958       889,530      13,236,069
Reinvestment of distributions...................        1,567          14,259        66,738         849,577
Redeemed........................................     (153,707)     (1,391,876)     (727,537)    (10,555,579)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...............     (117,243)     (1,062,659)      228,731       3,530,067
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) in Fund.................  (14,729,580)  $(128,827,325)    3,391,770   $  91,044,886
                                                  ===========   =============   ===========   =============

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                           FOR THE SIX      FOR THE YEAR    FOR THE YEAR    FEBRUARY 24, 1999*
                                                           MONTHS ENDED         ENDED           ENDED            THROUGH
                                                         JANUARY 31, 2002   JULY 31, 2001   JULY 31, 2000     JULY 31, 1999
                                                         ----------------   -------------   -------------   ------------------
                                                           (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period...................        $9.62            $15.24          $10.87            $10.00
                                                               -----            ------          ------            ------

Income (loss) from investment operations:
    Net investment loss................................        (0.01)             --             (0.08)            (0.01)
    Net realized and unrealized gain (loss)............        (0.50)            (3.90)           4.45              0.88
                                                               -----            ------          ------            ------

Total income (loss) from investment operations.........        (0.51)            (3.90)           4.37              0.87
                                                               -----            ------          ------            ------

Less distributions from net realized gains.............        (0.03)            (1.72)           --                --
                                                               -----            ------          ------            ------

Net asset value, end of period.........................        $9.08            $ 9.62          $15.24            $10.87
                                                               =====            ======          ======            ======

Total Return+..........................................        (5.27)%(1)       (28.31)%         40.20 %            8.70 %(1)

Ratios to Average Net Assets(3):
Expenses...............................................         1.30 %(2)         1.16 %          1.18 %            1.31 %(2)

Net investment loss....................................        (0.32)%(2)        (0.03)%         (0.55)%           (0.16)%(2)

Supplemental Data:
Net assets, end of period, in thousands................      $30,018           $39,662         $67,267           $32,165

Portfolio turnover rate................................          160 %(1)          399 %           432 %             177 %(1)

---------------------
     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                              FOR THE PERIOD
                                                           FOR THE SIX      FOR THE YEAR    FOR THE YEAR    FEBRUARY 24, 1999*
                                                           MONTHS ENDED         ENDED           ENDED            THROUGH
                                                         JANUARY 31, 2002   JULY 31, 2001   JULY 31, 2000     JULY 31, 1999
                                                         ----------------   -------------   -------------   ------------------
                                                           (unaudited)
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period...................         $9.42           $15.08           $10.84           $10.00
                                                                -----           ------           ------           ------

Income (loss) from investment operations:
    Net investment loss................................         (0.05)           (0.10)           (0.19)           (0.04)
    Net realized and unrealized gain (loss)............         (0.48)           (3.84)            4.43             0.88
                                                                -----           ------           ------           ------

Total income (loss) from investment operations.........         (0.53)           (3.94)            4.24             0.84
                                                                -----           ------           ------           ------

Less distributions from net realized gains.............         (0.03)           (1.72)            --               --
                                                                -----           ------           ------           ------

Net asset value, end of period.........................         $8.86           $ 9.42           $15.08           $10.84
                                                                =====           ======           ======           ======

Total Return+..........................................         (5.59)%(1)      (28.93)%          39.11 %           8.40 %(1)

Ratios to Average Net Assets(3):
Expenses...............................................          2.05 %(2)        1.94 %           1.93 %           2.06 %(2)

Net investment loss....................................         (1.07)%(2)       (0.81)%          (1.30)%          (0.91)%(2)

Supplemental Data:
Net assets, end of period, in thousands................      $715,573         $881,115       $1,364,482         $665,848

Portfolio turnover rate................................           160 %(1)         399 %            432 %            177 %(1)

---------------------
     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                              FOR THE PERIOD
                                                           FOR THE SIX      FOR THE YEAR    FOR THE YEAR    FEBRUARY 24, 1999*
                                                           MONTHS ENDED         ENDED           ENDED            THROUGH
                                                         JANUARY 31, 2002   JULY 31, 2001   JULY 31, 2000     JULY 31, 1999
                                                         ----------------   -------------   -------------   ------------------
                                                           (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period...................        $9.42            $15.08          $10.84            $10.00
                                                               -----            ------          ------            ------

Income (loss) from investment operations:
    Net investment loss................................        (0.05)            (0.10)          (0.19)            (0.04)
    Net realized and unrealized gain (loss)............        (0.48)            (3.84)           4.43              0.88
                                                               -----            ------          ------            ------

Total income (loss) from investment operations.........        (0.53)            (3.94)           4.24              0.84
                                                               -----            ------          ------            ------

Less distributions from net realized gains.............        (0.03)            (1.72)           --                --
                                                               -----            ------          ------            ------

Net asset value, end of period.........................        $8.86            $ 9.42          $15.08            $10.84
                                                               =====            ======          ======            ======

Total Return+..........................................        (5.59)%(1)       (28.93)%         39.11 %            8.40 %(1)

Ratios to Average Net Assets(3):
Expenses...............................................         2.05 %(2)         1.94 %          1.93 %            2.06 %(2)

Net investment loss....................................        (1.07)%(2)        (0.81)%         (1.30)%           (0.91)%(2)

Supplemental Data:
Net assets, end of period, in thousands................      $69,138           $83,603        $127,180           $64,053

Portfolio turnover rate................................          160 %(1)          399 %           432 %             177 %(1)

---------------------
     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                              FOR THE PERIOD
                                                           FOR THE SIX      FOR THE YEAR    FOR THE YEAR    FEBRUARY 24, 1999*
                                                           MONTHS ENDED         ENDED           ENDED            THROUGH
                                                         JANUARY 31, 2002   JULY 31, 2001   JULY 31, 2000     JULY 31, 1999
                                                         ----------------   -------------   -------------   ------------------
                                                           (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period...................       $ 9.68            $15.30         $10.89             $10.00
                                                              ------            ------         ------             ------

Income (loss) from investment operations:
    Net investment income (loss).......................         0.00              0.02          (0.06)              --
    Net realized and unrealized gain (loss)............        (0.51)            (3.92)          4.47               0.89
                                                              ------            ------         ------             ------

Total income (loss) from investment operations.........        (0.51)            (3.90)          4.41               0.89
                                                              ------            ------         ------             ------

Less distributions from net realized gains.............        (0.03)            (1.72)          --                 --
                                                              ------            ------         ------             ------

Net asset value, end of period.........................       $ 9.14            $ 9.68         $15.30             $10.89
                                                              ======            ======         ======             ======

Total Return+..........................................        (5.14)%(1)       (28.26)%        40.50 %             8.90%(1)

Ratios to Average Net Assets(3):
Expenses...............................................         1.05 %(2)         0.94 %         0.93 %             1.06%(2)

Net investment income (loss)...........................        (0.07)%(2)         0.19 %        (0.30)%             0.09%(2)

Supplemental Data:
Net assets, end of period, in thousands................       $3,757            $5,111         $4,581               $316

Portfolio turnover rate................................          160 %(1)          399 %          432 %              177%(1)

---------------------
     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Alison Williams
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD. 36052RPT

MORGAN STANLEY
AGGRESSIVE EQUITY FUND


Semiannual Report
January 31, 2002